Trade receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables
Balance at the beginning of the year	R$ (19,280)	R$ (18,047)
(Additions) Reversals	(3,268)	(1,233)
Balances at the end of the year	R$ (22,548)	R$ (19,280)